Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Administrative expenses
General and administrative expense (Note 27)	$ 9,027	$ 7,679	$ 3,660
Administrative expenses	(9,027)	(7,679)	(3,660)
Other income (expenses)
Financial instrument related cost and other (Note 28)	4,498	(3,681)	(2,349)
Foreign exchange	(78)	(545)	(200)
Interest, net	(7)	(17)	(13)
Field, camp and exploration costs	(669)	(223)	(144)
Write off of mineral properties and deferred exploration costs (Note 5)			(16,705)
Net loss and comprehensive loss	(5,283)	(12,145)	(23,071)
Loss and comprehensive loss attributable to:
Parent	(4,004)	(11,467)	(22,981)
Non-controlling interests	(1,279)	(678)	(90)
Net loss	$ (5,283)	$ (12,145)	$ (23,071)
Loss per share – basic and diluted attributable to Parent	$ (0.02)	$ (0.07)	$ (0.17)
Weighted average # of shares outstanding – basic and diluted	232,208,260	166,510,691	136,050,492